UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2021

WESTERN ASSET

SMASh SERIES M FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series M Fund for the six-month reporting period ended August 31, 2021.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2021

II	Western Asset SMASh Series M Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2021 and February 28, 2021 and does not include derivatives, such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2021 and held for the six months ended August 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
2.31%	$1,000.00	$1,023.10	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

[1]	For the six months ended August 31, 2021.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2021

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 43.9%
FHLMC — 6.0%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	$20,534	$24,373
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-5/1/50	66,622,266	70,896,029
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	140,810	163,278
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-7/1/51	5,550,942	5,823,768
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-6/1/51	20,918,461	21,325,828
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47-3/1/50	8,053,106	8,816,722
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-3/1/50	13,847,296	14,944,105
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48-11/1/48	958,667	1,053,306
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/49-9/1/50	11,317,004	11,965,124
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.090%	3/1/47	1,711,509	1,773,920	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	13,164	15,054
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	19,101	22,411
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	56,832	65,908
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	114,434	135,893
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43-7/1/43	946,277	1,039,516
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	4/1/47	4,674,476	4,951,554
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/47	1,168,095	1,275,602
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	10/1/47	9,266,844	9,867,203
Total FHLMC				154,159,594

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — 21.1%
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	$4,672,000	$5,062,839
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-11/1/37	86,412	102,366
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-3/1/50	14,749,870	16,328,934
Federal National Mortgage Association (FNMA)	1.500%	3/1/36	94,482	96,065
Federal National Mortgage Association (FNMA)	3.000%	7/1/36-9/1/50	83,159,229	88,041,700
Federal National Mortgage Association (FNMA)	1.500%	9/1/36-9/1/51	14,700,000	14,863,273	(b)
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-8/1/51	37,661,347	39,678,735
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	18,483	21,365
Federal National Mortgage Association (FNMA)	4.500%	6/1/37-8/1/58	79,877,540	88,240,180
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	315,041	373,126
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	24,491	28,913
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-6/1/57	105,928,818	114,225,500
Federal National Mortgage Association (FNMA)	3.500%	4/1/45-5/1/50	136,821,384	145,647,506
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-7/1/51	24,364,335	24,769,083
Federal National Mortgage Association (FNMA)	2.000%	9/1/51	1,600,000	1,622,063	(b)
Total FNMA				539,101,648
GNMA — 16.8%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	44,243,599	46,903,104
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	6,141,524	6,578,488
Government National Mortgage Association (GNMA)	4.000%	3/15/50	97,496	104,689
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	754,112	882,997

See Notes to Financial Statements.

4	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	$64,941,804	$69,510,353
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	11,965,177	12,905,894
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	55,487,765	58,913,040
Government National Mortgage Association (GNMA) II	4.000%	9/20/45-4/20/50	28,302,132	30,274,477
Government National Mortgage Association (GNMA) II	3.000%	8/20/46-7/20/51	3,214,070	3,371,931
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	16,829,345	17,200,275
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	1,437,810	1,501,119
Government National Mortgage Association (GNMA) II	2.000%	9/20/51	43,800,000	44,711,930	(b)
Government National Mortgage Association (GNMA) II	2.500%	9/20/51	130,700,000	135,550,196	(b)
Total GNMA				428,408,493
Total Mortgage-Backed Securities (Cost — $1,111,062,346)				1,121,669,735
Collateralized Mortgage Obligations (c) — 26.3%
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	1.408%	7/20/35	335,895	292,383	(a)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	270,940	214,718
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. USD LIBOR + 0.620%)	0.709%	6/25/45	1,741,746	1,746,275	(a)
BDS, 2021-FL8 A (1 mo. USD LIBOR + 0.920%)	1.016%	1/18/36	1,445,000	1,448,324	(a)(d)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	13,020,000	13,307,186
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.346%	7/15/35	11,150,000	11,182,487	(a)(d)
BX, 2021-MFM1 A (1 mo. USD LIBOR + 0.700%)	0.796%	1/15/34	3,000,000	3,006,329	(a)(d)
BX Trust, 2019-OC11 B	3.605%	12/9/41	3,200,000	3,531,547	(d)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2003-4A A1 (1 mo. USD LIBOR + 0.680%)	0.764%	10/25/34	1,666,875	1,669,285	(a)(d)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	180,000	189,386

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	$160,000	$168,774	(a)
Commercial Mortgage Trust, 2013-CR12 C	5.241%	10/10/46	80,000	80,228	(a)
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,787,759	(a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	3,553,574	(d)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	18,171,711	19,570,082	(a)(d)
CSMC Trust, 2017-RPL3 B2	4.445%	8/1/57	18,454,856	20,488,132	(a)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	10,718,844	(d)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	8,060,000	8,200,771	(a)(d)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.846%	7/25/47	19,725,754	20,031,122	(a)(d)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	7,563,213	7,553,013	(a)(d)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	17,686,371	17,777,827	(a)(d)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	7,542,345	7,694,927	(a)(d)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	8,327,014	8,375,552	(a)(d)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	13,779,251	14,071,079	(a)(d)
Extended Stay America Trust, 2021-ESH A (1 mo. USD LIBOR + 1.080%)	1.176%	7/15/38	8,690,000	8,731,353	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR07 AX, IO	2.468%	9/27/28	6,000,000	929,071	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K064 X1, IO	0.741%	3/25/27	49,469,829	1,508,924	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.704%	3/25/29	6,570,157	262,364	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.092%	5/25/29	5,975,709	391,038	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K118 X1, IO	1.054%	9/25/30	11,456,431	875,929	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.124%	10/25/30	54,821,653	4,417,118	(a)

See Notes to Financial Statements.

6	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K122 X1, IO	0.974%	11/25/30	$9,990,188	$708,947	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X1, IO	0.624%	8/25/22	73,109,404	158,713	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K723 X1, IO	1.054%	8/25/23	106,838,077	1,629,484	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K740 X1, IO	0.845%	9/25/27	35,886,387	1,485,495	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.639%	2/25/35	45,423,592	7,264,259	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.630%	5/25/35	29,918,171	5,020,479	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.447%	7/25/35	41,083,156	6,071,910	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	19,171	22,434
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.855%	10/15/41	226,964	36,313	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	213,844	8,931
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	689,940	715,839
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	1,428,272	183,743
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	465,073	58,525
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	1.934%	2/25/50	8,319,679	8,384,832	(a)(d)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M1 (30 Day Average SOFR + 1.300%)	1.350%	10/25/50	$525,079	$525,096	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	2.150%	10/25/33	25,300,000	25,849,010	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.807%	2/15/38	1,293,759	75,709	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (1 mo. USD LIBOR + 3.700%)	3.784%	4/25/28	5,422,666	5,539,157	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3 M2 (1 mo. USD LIBOR + 1.350%)	1.434%	3/25/29	812,429	812,463	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.350%	8/25/33	16,930,000	17,336,190	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	5.334%	10/25/23	9,697,866	10,098,693	(a)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.484%	1/25/24	15,376,962	15,885,517	(a)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.334%	7/25/29	21,397,806	21,412,838	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M8 A1	3.436%	6/25/28	2,188,476	2,409,171	(a)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	3,492,844
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	599,658	647,321
Federal National Mortgage Association (FNMA) ACES, 2019-M19 X2, IO	0.782%	9/25/29	38,480,808	1,774,046	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M22 A2	2.522%	8/25/29	12,950,000	13,990,582

See Notes to Financial Statements.

8	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	$790,809	$836,171
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA2, IO	0.571%	2/25/30	10,757,750	351,236	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA3, IO	0.957%	2/25/30	19,342,794	1,094,187	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X2, IO	0.844%	2/25/28	7,497,414	320,517	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X3, IO	1.124%	2/25/28	40,715,373	2,327,454	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M26 X3, IO	1.812%	1/25/28	13,205,713	1,042,322	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.560%	9/25/34	3,081,194	321,629	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M51 X3, IO	0.121%	12/25/30	74,520,000	536,216	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.634%	12/25/33	39,777,228	4,277,297	(a)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	275,442	311,357
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	3,197	3,496
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	15,097	14,393
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.516%	7/25/42	46,386	8,503	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	367,763	19,530
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	36,544	199
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.066%	12/25/42	408,735	88,263	(a)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	84,319	96,715
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	176,255	18,909
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	565,199	65,993

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	$828,677	$53,923
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.734%	8/25/44	969,985	55,601	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	921,229	879,138
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	13,378	2,664
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	8,359	1,605
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	4,688	727	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	4,554	746	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	7,777	1,203
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	11,042	2,256
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	41,923	7,449
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	110,594	6,150
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	72,436	6,881
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	3,412,160	3,426,339	(a)(d)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	19,346,761	17,635	(d)
FRESB Mortgage Trust, 2015-SB7 A10 (2.950% to 11/25/25 then 1 mo. USD LIBOR + 0.700%)	2.950%	9/25/35	3,982,845	4,095,791	(a)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	3.050%	4/19/36	407,796	358,613	(a)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.562%	1/20/40	11,829	700	(a)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	58,048	2,750
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.553%	11/20/60	603,961	606,094	(a)

See Notes to Financial Statements.

10	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	0.603%	4/20/61	$815,130	$818,606	(a)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.505%	4/16/42	1,952,459	480,214	(a)
Government National Mortgage Association (GNMA), 2013-105 IO, IO	0.325%	6/16/54	17,034,924	133,084	(a)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.334%	1/16/55	74,165,267	1,065,595	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.283%	5/16/55	13,481,786	227,010	(a)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	601,737	73,245
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	804,867	127,545
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	257,380	37,236
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.658%	2/16/57	1,175,118	52,959	(a)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	0.403%	5/20/68	1,424,450	1,424,620	(a)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	6,407,389	6,695,181
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	53,667	53,933
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	2,083,750	305,211
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	723,450	111,545
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	765,749	101,208
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	767,109	104,686
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	483,743	65,362
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	671,318	89,113
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	2,499,888	342,236

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Government National Mortgage Association (GNMA), 2020-171 IO, IO	0.978%	10/16/60	$95,496,487	$7,754,098	(a)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.238%	5/20/70	2,346,204	2,466,145	(a)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.338%	4/20/70	3,284,542	3,390,640	(a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.588%	7/20/70	439,889	444,032	(a)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.538%	7/20/70	157,015	158,090	(a)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.488%	8/20/70	4,261,067	4,274,948	(a)
GreenPoint Mortgage Funding Trust, 2005-HY1 1A1B (1 mo. USD LIBOR + 0.720%)	0.804%	7/25/35	3,528,397	3,546,974	(a)
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	500,000	530,468	(a)
GS Mortgage Securities Corp. Trust, 2018-GS9 B	4.321%	3/10/51	1,725,000	1,936,361	(a)
GS Mortgage Securities Corp. Trust, 2021-ROSS C (1 mo. USD LIBOR + 2.000%)	2.096%	5/15/26	5,190,000	5,204,352	(a)(d)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. USD LIBOR + 2.500%)	2.596%	5/15/26	8,660,000	8,690,951	(a)(d)
GS Mortgage-Backed Securities Corp. Trust, 2018-RPL1 A1A	3.750%	10/25/57	18,922,765	19,755,998	(d)
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	16,090,000	16,158,344	(a)(d)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	0.824%	12/25/34	1,889,757	1,995,831	(a)
IMPAC CMB Trust, 2004-7 1A1 (1 mo. USD LIBOR + 0.740%)	0.824%	11/25/34	4,504,083	4,562,686	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.723%	7/15/47	700,000	714,858	(a)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	477,217	354,481

See Notes to Financial Statements.

12	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
JPMorgan Mortgage Trust, 2015-5 A9	2.469%	5/25/45	$897,390	$908,208	(a)(d)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	3,725,111	3,778,700	(a)(d)
JPMorgan Resecuritization Trust, 2014-6 1A2 (1 mo. USD LIBOR + 0.210%)	0.299%	7/27/36	5,873,846	5,666,135	(a)(d)
La Hipotecaria Panamanian Mortgage Trust, 2007-1GA A (Panamanian Mortgage Reference Rate - 1.250%)	4.500%	12/23/36	81,448	84,299	(a)(d)(e)(f)
Legacy Mortgage Asset Trust, 2020-GS5 A1	3.250%	6/25/60	7,169,123	7,301,191	(d)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	2.695%	9/25/35	64,286	46,660	(a)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	2.996%	3/25/36	414,764	321,344	(a)
Mortgage Repurchase Agreement Financing Trust, 2020-5 A2 (1 mo. USD LIBOR + 1.000%)	1.095%	8/10/23	23,060,000	23,091,772	(a)(d)
MRA Issuance Trust, 2021-14 A1Y (1 mo. USD LIBOR + 1.750%)	1.846%	2/15/22	17,450,000	17,467,129	(a)(d)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.846%	2/16/22	22,400,000	22,411,856	(a)(d)
MRA Issuance Trust, 2021-EBO4 A1X (1 mo. USD LIBOR + 1.750%)	1.846%	2/16/22	34,640,000	34,675,374	(a)(d)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	3,868,913	4,090,592	(a)(d)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	5,154,701	5,550,209	(a)(d)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	16,693,662	17,877,114	(a)(d)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	20,989,728	22,167,170	(a)(d)
PFP V Sub Loan Trust, 2020-A A	3.089%	10/15/23	23,171,917	23,452,437	(d)
RALI Trust, 2006-QO7 3A2 (1 mo. USD LIBOR + 0.410%)	0.494%	9/25/46	426,543	410,690	(a)
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	25,093	19,612
Regal Trust IV, 1999-1 A (11th District Cost of Funds + 1.500%)	1.843%	9/29/31	177	174	(a)(d)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	673,486	696,389
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	1.246%	5/15/38	9,120,000	9,159,752	(a)(d)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	0.524%	1/21/70	$4,480,000	$4,485,909	(a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	2.620%	3/25/34	109,446	110,079	(a)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	2.248%	3/25/46	198,650	213,039	(a)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	2.255%	3/25/33	112,406	117,833	(a)
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	102,340	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. USD LIBOR + 0.980%)	1.064%	11/25/34	5,697,518	5,504,162	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. USD LIBOR + 0.640%)	0.724%	7/25/45	47,012	47,188	(a)
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.450%	6/15/45	382,566	1,337	(a)(d)
WFRBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,699,822	(a)
Total Collateralized Mortgage Obligations (Cost — $663,210,970)				672,340,956
Asset-Backed Securities — 17.6%
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	4,962,500	5,067,314	(d)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,654,000	8,712,916	(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	0.984%	3/25/37	402,135	386,309	(a)(d)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A, Step bond	4.213%	12/16/41	17,310,521	17,466,319	(d)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	1.237%	8/19/38	5,490,000	5,503,058	(a)(d)
Capital One Multi-Asset Execution Trust, 2021-A1 A1	0.550%	7/15/26	10,950,000	10,977,180
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. USD LIBOR + 0.500%)	0.584%	10/25/34	2,220,172	2,173,439	(a)

See Notes to Financial Statements.

14	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	0.744%	7/25/36	$22,196	$21,704	(a)(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	16,559,806	17,145,977	(a)(d)
CSMC Trust, 2017-RPL1 M1	3.003%	7/25/57	20,370,000	21,321,215	(a)(d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	321,666	344,184	(d)
Ford Credit Floorplan Master Owner Trust, 2020-2 A	1.060%	9/15/27	25,809,000	25,921,259
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	6,986,898	6,968,463	(d)
Goodgreen Trust, 2021-1A A	2.660%	10/15/56	11,425,840	11,661,255	(d)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	1.107%	7/15/39	3,880,000	3,890,908	(a)(d)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	8,680,000	8,863,558	(d)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	16,380,000	16,588,812	(d)
Hertz Vehicle Financing III LP, 2021-2A B	2.120%	12/27/27	8,690,000	8,848,905	(d)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	8,690,000	8,751,223	(d)
Hertz Vehicle Financing LLC, 2021-1A B	1.560%	12/26/25	8,690,000	8,772,534	(d)
KREF Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.070%)	1.163%	2/15/39	4,360,000	4,367,536	(a)(d)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	0.384%	5/25/37	5,116,511	4,736,934	(a)(d)
Merrill Lynch Mortgage Investors Trust, 2006-FF1 M5 (1 mo. USD LIBOR + 0.585%)	0.669%	8/25/36	9,801,586	9,802,260	(a)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. USD LIBOR + 0.180%)	0.264%	12/25/36	21,578	11,213	(a)
Navient Private Education Refi Loan Trust, 2019-FA A2	2.600%	8/15/68	18,717,414	19,144,729	(d)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	0.684%	4/25/40	3,000,179	3,023,313	(a)
Navient Student Loan Trust, 2017-2A A (1 mo. USD LIBOR + 1.050%)	1.134%	12/27/66	27,247,735	27,657,879	(a)(d)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	0.684%	12/26/69	3,141,254	3,166,907	(a)(d)
Nelnet Student Loan Trust, 2011-1A A (1 mo. USD LIBOR + 0.850%)	0.934%	2/25/48	9,688,003	9,782,284	(a)(d)
Nelnet Student Loan Trust, 2021-A B1	2.850%	4/20/62	17,500,000	18,098,696	(d)
Northstar Education Finance Inc., 2007-1 A3 (3 mo. USD LIBOR + 0.750%)	0.934%	1/29/46	25,810,000	25,601,737	(a)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.465%	11/15/32	$550,000	$550,537	(a)(d)
OneMain Financial Issuance Trust, 2020-2A A	1.750%	9/14/35	4,024,000	4,133,684	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.402%	4/15/37	381,958	368,618	(a)
Oscar US Funding XII LLC, 2021-1A A4	1.000%	4/10/28	3,350,000	3,341,177	(d)
Pretium Mortgage Credit Partners LLC, 2020-RPL2 A1, Step bond	3.179%	6/27/69	27,636,968	27,764,073	(d)
RAAC Trust, 2006-RP3 A	0.624%	5/25/36	90,773	90,257	(a)(d)
RAAC Trust, 2006-SP1 M1 (1 mo. USD LIBOR + 0.600%)	0.684%	9/25/45	912,913	905,889	(a)
RAMP Trust, 2006-RZ4 A3 (1 mo. USD LIBOR + 0.270%)	0.354%	10/25/36	358,034	358,293	(a)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	0.964%	8/25/33	704,658	696,339	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. USD LIBOR + 1.000%)	1.084%	9/25/37	220,682	204,978	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. USD LIBOR + 1.800%)	1.884%	9/25/37	966,198	896,215	(a)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	1.584%	10/25/32	2,588	2,544	(a)(d)
SBA Small Business Investment Cos., 2017-10A 1	2.845%	3/10/27	1,738,021	1,839,035
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.789%	12/17/68	9,260,000	9,284,796	(a)(d)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	20,000,000	20,607,280	(d)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	20,000,000	20,162,452	(d)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,000,000	10,197,318	(d)
SMB Private Education Loan Trust, 2021-C D	3.930%	1/15/53	6,233,000	6,352,342	(d)
Structured Asset Securities Corp., 2004-SC1 A	7.994%	12/25/29	9,820	9,723	(a)(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	138,532	136,200
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	3,415,505	3,456,934	(d)

See Notes to Financial Statements.

16	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	$8,678,131	$8,664,924	(d)
Towd Point Mortgage Trust, 2016-3 A1	2.250%	4/25/56	1,334,046	1,339,179	(a)(d)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.084%	5/25/58	12,206,206	12,303,438	(a)(d)
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	1,685,947	1,740,553
Total Asset-Backed Securities (Cost — $443,202,518)				450,186,798
U.S. Government & Agency Obligations — 6.1%
U.S. Government Obligations — 6.1%
U.S. Treasury Notes (Cost — $155,245,633)	0.750%	4/30/26	155,950,000	156,096,203
Sovereign Bonds — 1.7%
Kuwait — 0.4%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	8,660,000	9,694,212	(d)
Mexico — 0.5%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	6,810,000	7,487,493
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	3,430,000	4,196,502
Total Mexico				11,683,995
Qatar — 0.2%
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,580,000	1,722,564	(g)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,880,000	2,461,337	(d)
Total Qatar				4,183,901
Saudi Arabia — 0.1%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	3,600,000	3,726,302	(d)
United Arab Emirates — 0.5%
Abu Dhabi Government International Bond, Senior Notes	1.700%	3/2/31	14,000,000	13,777,834	(d)
Total Sovereign Bonds (Cost — $40,316,027)				43,066,244
Corporate Bonds & Notes — 1.3%
Communication Services — 0.0%††
Wireless Telecommunication Services — 0.0%††
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,162,500	1,243,526	(d)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Financials — 0.0%††
Banks — 0.0%††
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	9/16/21	$200,000	$200,311	(a)(h)
Insurance — 0.0%††
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/22	8,944	12,639	(d)(h)
Total Financials				212,950
Industrials — 1.2%
Airlines — 0.2%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	4,655,000	4,704,319
Transportation Infrastructure — 1.0%
DP World Ltd., Senior Notes	5.625%	9/25/48	20,510,000	25,855,316	(d)
Total Industrials				30,559,635
Materials — 0.1%
Chemicals — 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	2,148,902	(d)
Total Corporate Bonds & Notes (Cost — $28,103,754)				34,165,013
Total Investments before Short-Term Investments (Cost — $2,441,141,248)				2,477,524,949
Short-Term Investments — 8.4%
U.S. Treasury Bills — 3.9%
U.S. Cash Management Bill	0.053%	11/1/21	50,000,000	49,995,509	(i)
U.S. Treasury Bills	0.050%	2/24/22	50,000,000	49,987,778	(i)
Total U.S. Treasury Bills (Cost — $99,983,428)				99,983,287

			Shares
Overnight Deposits — 4.5%
BNY Mellon Cash Reserve Fund (Cost — $114,771,581)	0.010%		114,771,581	114,771,581
Total Short-Term Investments (Cost — $214,755,009)				214,754,868
Total Investments — 105.3% (Cost — $2,655,896,257)				2,692,279,817
Liabilities in Excess of Other Assets — (5.3)%				(136,581,805)
Total Net Assets — 100.0%				$2,555,698,012

See Notes to Financial Statements.

18	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Western Asset SMASh Series M Fund

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2021, the Fund held TBA securities with a total cost of $196,490,574.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

CMT	— Constant Maturity Treasury

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

At August 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	2,061	12/21	$453,826,104	$454,096,268	$270,164
U.S. Treasury 5-Year Notes	22,488	12/21	2,778,757,599	2,782,187,250	3,429,651

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series M Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 10-Year Notes	2,323	12/21	$310,186,729	$310,011,621	$(175,108)
U.S. Treasury Long- Term Bonds	2,034	12/21	332,478,415	331,478,437	(999,978)
U.S. Treasury Ultra Long-Term Bonds	3,344	12/21	662,073,524	659,708,500	(2,365,024)
					159,705
Contracts to Sell:
90-Day Eurodollar	5,477	12/21	1,357,962,048	1,366,853,812	(8,891,764)
Net unrealized depreciation on open futures contracts					$(8,732,059)

At August 31, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
	$567,771,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(1,083)	$197,209
	145,220,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(289,896)	4,511,205
	389,440,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	50,000	11,403,890
	394,978,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	(1,187,307)	72,859,774
	69,845,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(2,250,387)	522,201
	44,444,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	753,967	7,509,058
	24,556,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	(10,740)	2,869,347
Total	$1,636,254,000				$(2,935,446)	$99,872,684

See Notes to Financial Statements.

20	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Western Asset SMASh Series M Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.36 Index	$185,452,000	6/20/26	1.000% quarterly	$4,702,692	$3,758,226	$944,466

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

† Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

August 31, 2021

Assets:
Investments, at value (Cost — $2,655,896,257)	$2,692,279,817
Deposits with brokers for open futures contracts	27,332,780
Deposits with brokers for centrally cleared swap contracts	24,745,091
Receivable for securities sold	15,109,994
Interest receivable	6,247,121
Receivable for Fund shares sold	6,011,571
Receivable from broker — net variation margin on centrally cleared swap contracts	2,655,953
Principal paydown receivable	69,411
Receivable from investment manager	44,503
Prepaid expenses	44,222
Total Assets	2,774,540,463

Liabilities:
Payable for securities purchased	209,418,754
Payable to broker — net variation margin on open futures contracts	5,011,667
Payable for Fund shares repurchased	4,295,485
Trustees’ fees payable	7,469
Accrued expenses	109,076
Total Liabilities	218,842,451
Total Net Assets	$2,555,698,012

Net Assets:
Par value (Note 5)	$2,319
Paid-in capital in excess of par value	2,524,325,223
Total distributable earnings (loss)	31,370,470
Total Net Assets	$2,555,698,012

Shares Outstanding	231,943,672

Net Asset Value	$11.02

See Notes to Financial Statements.

22	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2021

Investment Income:
Interest	$12,321,036

Expenses:
Fund accounting fees	48,209
Registration fees	46,776
Legal fees	33,993
Audit and tax fees	25,245
Trustees’ fees	22,571
Commodity pool reports	20,165
Transfer agent fees	19,486
Insurance	14,349
Commitment fees (Note 6)	9,204
Shareholder reports	7,153
Custody fees	7,011
Miscellaneous expenses	5,396
Total Expenses	259,558
Less: Fee waivers and/or expense reimbursements (Note 2)	(259,558)
Net Expenses	—
Net Investment Income	12,321,036

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(5,044,266)
Futures contracts	1,789,146
Swap contracts	(286,160)
Net Realized Loss	(3,541,280)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	8,012,288
Futures contracts	78,627,176
Swap contracts	(30,784,906)
Change in Net Unrealized Appreciation (Depreciation)	55,854,558
Net Gain on Investments, Futures Contracts and Swap Contracts	52,313,278
Increase in Net Assets From Operations	$64,634,314

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended August 31, 2021 (unaudited) and the Year Ended February 28, 2021	August 31	February 28

Operations:
Net investment income	$12,321,036	$41,541,743
Net realized gain (loss)	(3,541,280)	71,158,660
Change in net unrealized appreciation (depreciation)	55,854,558	(3,525,330)
Increase in Net Assets From Operations	64,634,314	109,175,073

Distributions to Shareholders From (Note 1):
Total distributable earnings	(28,454,837)	(172,165,402)
Decrease in Net Assets From Distributions to Shareholders	(28,454,837)	(172,165,402)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	489,303,043	1,059,173,771
Cost of shares repurchased	(675,582,099)	(1,590,240,679)
Decrease in Net Assets From Fund Share Transactions	(186,279,056)	(531,066,908)
Decrease in Net Assets	(150,099,579)	(594,057,237)

Net Assets:
Beginning of period	2,705,797,591	3,299,854,828
End of period	$2,555,698,012	$2,705,797,591

See Notes to Financial Statements.

24	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2021[1,2]	2021[1]	2020[1,3]	2019[1]	2018[1]	2017[1,4]	2016[1,5]

Net asset value, beginning of period	$10.88	$11.04	$10.85	$10.58	$10.76	$10.98	$10.87

Income (loss) from operations:
Net investment income	0.05	0.17	0.30	0.29	0.27	0.10	0.27
Net realized and unrealized gain (loss)	0.20	0.43	0.67	0.32	(0.10)	0.06	0.32
Total income from operations	0.25	0.60	0.97	0.61	0.17	0.16	0.59

Less distributions from:
Net investment income	(0.11)	(0.26)	(0.33)	(0.27)	(0.27)	(0.09)	(0.28)
Net realized gains	—	(0.50)	(0.45)	(0.07)	(0.08)	(0.29)	(0.20)
Total distributions	(0.11)	(0.76)	(0.78)	(0.34)	(0.35)	(0.38)	(0.48)

Net asset value, end of period	$11.02	$10.88	$11.04	$10.85	$10.58	$10.76	$10.98
Total return[6]	2.31%	5.53%	9.14%	6.04%	1.59%	1.53%	5.62%

Net assets, end of period (millions)	$2,556	$2,706	$3,300	$2,436	$2,285	$1,513	$1,388

Ratios to average net assets:
Gross expenses[7]	0.02%[8]	0.02%	0.02%	0.03%	0.03%	0.03%[8]	0.04%
Net expenses[9,10]	0.00 [8]	0.00	0.00	0.00	0.00	0.00 [8]	0.00
Net investment income	0.87 [8]	1.56	2.71	2.73	2.53	2.76 [8]	2.52

Portfolio turnover rate[11]	30%	247%	303%	268%	165%	48%	264%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]	For the period November 1, 2016 through February 28, 2017.

[5]	For the year ended October 31.

[6]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[8]	Annualized.

[9]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 82%, 381%, 486%, 626%, 497%, 97% and 379% for the six months ended August 31, 2021, for the years ended February 28, 2021, February 29, 2020, February 28, 2019 and 2018, for the period ended February 28, 2017, and for the year ended October 31, 2016, respectively.

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the

26	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

		ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$1,121,669,735	—	$1,121,669,735
Collateralized Mortgage Obligations	—	672,256,657	$84,299	672,340,956
Asset-Backed Securities	—	450,186,798	—	450,186,798
U.S. Government & Agency Obligations	—	156,096,203	—	156,096,203
Sovereign Bonds	—	43,066,244	—	43,066,244
Corporate Bonds & Notes	—	34,165,013	—	34,165,013
Total Long-Term Investments	—	2,477,440,650	84,299	2,477,524,949
Short-Term Investments†:
U.S. Treasury Bills	—	99,983,287	—	99,983,287
Overnight Deposits	—	114,771,581	—	114,771,581
Total Short-Term Investments	—	214,754,868	—	214,754,868
Total Investments	—	$2,692,195,518	$84,299	$2,692,279,817

28	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$3,699,815	—	—	$3,699,815
Centrally Cleared Interest Rate Swaps††	—	$99,872,684	—	99,872,684
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	944,466	—	944,466
Total Other Financial Instruments	$3,699,815	$100,817,150	—	$104,516,965
Total	$3,699,815	$2,793,012,668	$84,299	$2,796,796,782

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$12,431,874	—	—	$12,431,874

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2021, the total notional value of all credit default swaps to sell protection was $185,452,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended August 31, 2021, see Note 4.

30	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(d) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater

32	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(h) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not

34	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended August 31, 2021, fees waived and/or expenses reimbursed amounted to $259,558.

36	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Franklin Distributors, LLC (formerly known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$284,553,455	$1,867,446,567
Sales	180,106,749	2,221,879,758

At August 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,655,896,257	$42,775,374	$(6,391,814)	$36,383,560
Futures contracts	—	3,699,815	(12,431,874)	(8,732,059)
Swap contracts	822,780	100,817,150	—	100,817,150

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$3,699,815	—	$3,699,815
Centrally cleared swap contracts[3]	99,872,684	$944,466	100,817,150
Total	$103,572,499	$944,466	$104,516,965

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$12,431,874

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$1,789,146	—	$1,789,146
Swap contracts	(2,669,046)	$2,382,886	(286,160)
Total	$(879,900)	$2,382,886	$1,502,986

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$78,627,176	—	$78,627,176
Swap contracts	(30,336,020)	$(448,886)	(30,784,906)
Total	$48,291,156	$(448,886)	$47,842,270

During the six months ended August 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$5,021,640,066
Futures contracts (to sell)	3,083,191,756

Average Notional Balance
Interest rate swap contracts	$1,668,701,857
Credit default swap contracts (sell protection)	187,659,000

5. Shares of beneficial interest

At August 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

38	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2021	Year Ended February 28, 2021
Shares sold	45,005,598	94,499,605
Shares repurchased	(61,856,571)	(144,705,112)
Net decrease	(16,850,973)	(50,205,507)

6. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2021.

7. Deferred capital losses

As of February 28, 2021, the Fund had deferred capital losses of $163,122,638, which have no expiration date, that will be available to offset future taxable capital gains.

8. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Western Asset SMASh Series M Fund 2021 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

9. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

* * *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

40	Western Asset SMASh Series M Fund 2021 Semi-Annual Report

Western Asset

SMASh Series M Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

† Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Western Asset SMASh Series M Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series M Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series M Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD04235 10/21 SR21-4257

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 22, 2021